Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended
Sep. 30, 2014
Summary of Convertible Preferred Shares Issued and Authorized

Convertible preferred shares issued and authorized as of December 31, 2012 and 2013, and as of September 30, 2014 were as follows:

	As of December 31, 2012
	Nina		Pinta		Santa Maria		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Series A convertible preferred stock	3,846,154	$574	3,846,154	$2,478	3,846,154	$1,894	11,538,462	$4,946
Series A-1 convertible preferred stock	1,177,258	365	1,177,258	864	1,177,258	536	3,531,774	1,765

	5,023,412	$939	5,023,412	$3,342	5,023,412	$2,430	15,070,236	$6,711

Authorized:
Series A convertible preferred stock	13,076,923		13,076,923		13,076,923		39,230,769
Series A-1 convertible preferred stock	1,846,154		1,846,154		1,846,154		5,538,462

	14,923,077		14,923,077		14,923,077		44,769,231

	As of December 31, 2013
	Nina		Pinta		Santa Maria		Combined Total
	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value	Shares	Carrying Value
	(dollars in thousands)
Issued and outstanding:
Series A convertible preferred stock	15,452,114	$2,306	15,452,114	$9,963	15,452,114	$7,640	46,356,342	$19,909
Series A-1 convertible preferred stock	1,846,154	573	1,846,154	1,355	1,846,154	840	5,538,462	2,768
Series B convertible preferred stock	14,509,579	2,496	14,509,579	17,960	14,509,579	17,958	43,528,737	38,414

	31,807,847	$5,375	31,807,847	$29,278	31,807,847	$26,438	95,423,541	$61,091

Authorized:
Series A convertible preferred stock	15,452,114		15,452,114		15,452,114		46,356,342
Series A-1 convertible preferred stock	1,846,154		1,846,154		1,846,154		5,538,462
Series B convertible preferred stock	16,960,012		16,960,012		16,960,012		50,880,036

	34,258,280		34,258,280		34,258,280		102,774,840

	As of September 30, 2014
	Authorized Shares	Outstanding Shares	Carrying Value

	(dollars in thousands)
	(unaudited)
Series A convertible preferred stock	5,150,699	5,150,699	$19,909
Series A-1 convertible preferred stock	615,384	615,384	2,768
Series B convertible preferred stock	6,532,432	6,532,432	51,895

	12,298,515	12,298,515	$74,572